LINE OF CREDIT (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 12, 2025	May 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 12, 2025
Proceeds from lines of credit				$ 79,450	$ 54,250	$ 165,500
Accrued interest paid			10,526	$ 9,895	20,744	4,326
Cash			72,672		47,382	45,579
Inventories			$ 65,006		94,555	$ 74,488
Creative Motion Technology, LLC [Member]
Maximum borrowing capacity		$ 170,000					$ 250,000
Documentation fee paid		$ 450
Increase (decrease) in line of credit	$ 200,000
Proceeds from lines of credit					$ 215,950
Line of credit, interest rate			2.50%		2.50%
Cash			$ 53,785
Trade accounts receivable			39,823
Inventories			$ 39,678